Inventory (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 1,408,238	$ 1,069,130
Finished goods	3,222,074	542,706
Total inventory	$ 4,630,312	$ 1,611,836